Capital Stock - Dividends (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Nov. 21, 2014	Sep. 19, 2014	May 30, 2014	Feb. 28, 2014	Dec. 06, 2013	Sep. 27, 2013	May 17, 2013	Feb. 19, 2013
Dividends Payable [Line Items]
Total Dividends	$ 87.5	$ 79.0	$ 79.6	$ 80.4	$ 81.6	$ 73.5	$ 74.4	$ 65.3
Dividends Amount Per Share	$ 0.250	$ 0.225	$ 0.225	$ 0.225	$ 0.225	$ 0.200	$ 0.200	$ 0.200	$ 0.25	$ 0.225	$ 0.225	$ 0.225	$ 0.225	$ 0.20	$ 0.20	$ 0.20